Acquisitions and Dispositions	Nov. 18, 2019
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Acquisitions and Dispositions
Note 3. Acquisitions and Dispositions
Acquisition of SCANA
In January 2019, Dominion Energy issued 95.6 million shares of Dominion Energy common stock, valued at $6.8 billion, representing 0.6690 of a share of Dominion Energy common stock for each share of SCANA common stock, in connection with the completion of the SCANA Combination. SCANA, through its regulated subsidiaries, is primarily engaged in the generation, transmission and distribution of electricity in the central, southern and southwestern portions of South Carolina and in the distribution of natural gas in North Carolina and South Carolina. In addition, SCANA markets natural gas to retail customers in the southeast U.S. Following completion of the SCANA Combination, SCANA operates as a wholly-owned subsidiary of Dominion Energy. In addition, SCANA’s debt totaled $6.9 billion at closing. The SCANA Combination expanded Dominion Energy’s portfolio of regulated electric generation, transmission and distribution and regulated natural gas distribution infrastructure operations.
See Note 3 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18,

2019,
and Notes 13, 17 and 18 in this report for more information on the SCANA Combination, including merger approval and conditions, information on assets and liabilities acquired, significant financing transactions, regulatory matters and proceedings, legal proceedings and commitments and contingencies.
Merger Approval and Conditions
Merger Approval
The SCANA Combination required approval of SCANA’s shareholders, FERC, the North Carolina Commission, the South Carolina Commission, the Georgia Public Service Commission and the NRC and clearance from the Federal Trade Commission under the Hart-Scott-Rodino Act. All such approvals were received prior to closing of the SCANA Combination.
Various parties filed petitions for rehearing or reconsideration of the SCANA Merger Approval Order. In January 2019, the South Carolina Commission issued an order (1) granting the request of various parties and finding that DESC was imprudent in its actions by not disclosing material information to the South Carolina Office of Regulatory Staff and the South Carolina Commission with regard to costs incurred subsequent to March 2015 and (2) denying the petitions for rehearing or consideration as to other issues raised in the various petitions. The deadline to appeal the SCANA Merger Approval Order and the order on rehearing expired in April 2019, and no party has sought appeal.
Refunds to Customers
As a condition to the SCANA Merger Approval Order, DESC will provide refunds and restitution of $2.0 billion over 20 years with capital support from Dominion Energy.
In September and October 2017, DESC received proceeds totaling $1.1 billion in full satisfaction of its share of a settlement agreement among DESC, Santee Cooper and Toshiba Corporation in connection with Westinghouse and WECTEC, both wholly-owned subsidiaries of Toshiba Corporation and responsible for the engineering and construction of the NND Project, filing for bankruptcy. The purchase price allocation below includes a previously established regulatory liability at DESC totaling $1.1 billion, of which $67 million is considered current, associated with the monetization of the bankruptcy settlement with Toshiba Corporation. In accordance with the terms of the SCANA Merger Approval Order, this regulatory liability, net of amounts that may be required to satisfy any liens against NND Project property, totaling $1.0 billion will be refunded to DESC electric service customers over a
20-year
period ending in 2039.
Additionally, in the first quarter of 2019, DESC recorded a reduction in operating revenue and a corresponding regulatory liability of $1.0 billion, of which $137 million is considered current, representing a refund of amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated
11-year
period. As a result, Dominion Energy’s Consolidated Statement of Income for the six months ended June 30, 2019 includes a $756 million after-tax
charge.
NND Project
As a condition to the SCANA Merger Approval Order, DESC committed to excluding from rate recovery $2.4 billion of costs related to the NND Project and $180 million of costs associated with the purchase of the Columbia Energy Center power station. Regulatory assets included in SCANA’s historical balance sheet at December 31, 2018 reflected these disallowances.
The remaining regulatory asset associated with the NND Project of $2.8 billion, of which $138 million is considered current, will be collected over a
20-year
period, including a return on investment. In January 2019, DESC filed the NND Project rider in accordance with the terms of the SCANA Merger Approval Order for rates effective in February 2019 for DESC’s retail electric customers. The South Carolina Commission approved this filing in January 2019.
Other Terms and Conditions
●	DESC will not file an application for a general rate case with the South Carolina Commission with a requested effective date earlier than January 2021;

●	PSNC will not file an application for a general rate case with the North Carolina Commission with a requested effective date earlier than April 2021;

●	Dominion Energy has committed to increasing SCANA’s historical level of corporate contributions to charities by $ 1 million per year over the next five years ;

●	Dominion Energy will maintain DESC and PSNC’s headquarters in Cayce, South Carolina and Gastonia, North Carolina, respectively; and

●	Dominion Energy will seek to minimize reductions in local employment by allowing some DES employees supporting shared and common services functions and activities to be located in Cayce, South Carolina where it makes economic and practical sense to do so.

Purchase Price Allocation
SCANA’s assets acquired and liabilities assumed have been measured at estimated fair value at closing and are included in the Southeast Energy operating segment, which was established following the closing of the SCANA Combination. The majority of the operations acquired are subject to the rate setting authority of FERC and the North and South Carolina Commissions and are therefore accounted for pursuant to ASC 980,
Regulated Operations
. The fair values of SCANA’s assets and liabilities subject to rate-setting and cost recovery provisions provide revenues derived from costs, including a return on investment of assets and liabilities included in rate base. As such, the fair values of these assets and liabilities equal their carrying values. Accordingly, neither the assets and liabilities acquired, nor the unaudited pro forma financial information, reflect any adjustments related to these amounts.
The fair value of SCANA’s assets acquired and liabilities assumed that are not subject to the rate-setting provisions discussed above and the fair values of SCANA’s investments accounted for under the equity method have been determined using the income approach and the market approach. The valuation of SCANA’s long-term debt is considered a Level 2 fair value measurement. All other valuations are considered Level 3 fair value measurements due to the use of significant judgmental and unobservable inputs, including projected timing and amount of future cash flows and discount rates reflecting risk inherent in the future market prices.
The excess of the purchase price over the estimated fair values of the assets acquired and liabilities assumed is reflected as goodwill. The goodwill reflects the value associated with enhancing Dominion Energy’s portfolio of regulated operations in the growing southeast region of the U.S. The goodwill recognized is not deductible for income tax purposes, and as such, no deferred taxes have been recorded related to goodwill.
The table below shows the preliminary allocation of the purchase price to the assets acquired and liabilities assumed at closing, including adjustments related to income taxes identified during the first and second quarters of 2019 as discussed in Note 5. The allocation is subject to change during the measurement period as additional information is obtained about the facts and circumstances that existed at closing. Any material adjustments to provisional amounts identified during the measurement period will be recognized and disclosed in the reporting period in which the adjustment amounts are determined. Certain tax-related
amounts in the allocation of the purchase price below are preliminary and may change as Dominion Energy completes its analysis and review of applicable tax matters.

Amount

(millions)

Total current assets (1)	$ 1,772

Investments	224

Property, plant and equipment (2)	11,006

Goodwill	2,574

Regulatory assets (3)	3,940

Other deferred charges and other assets, including intangible assets	430

Total Assets	19,946

Total current liabilities	1,515

Long-term debt	6,707

Deferred income taxes	1,118

Regulatory liabilities	2,668

Other deferred credits and other liabilities (4)	1,099

Total Liabilities	13,107

Total purchase price (5)	$ 6,839

(1)	Includes $389 million of cash, restricted cash and equivalents, of which $115 million is considered restricted.

(2)
Includes $105 million of certain property, plant and equipment associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. As a result, Dominion Energy’s Consolidated Statement of Income for the six months ended June 30, 2019 includes a charge of $105 million ($79 million after-tax),
included in impairment of assets and other charges.

(3)
Includes $264 million of certain income
tax-related
regulatory assets associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. See Note 5 for additional information.

(4)	Includes a $379 million pension and other postretirement benefit liability.

(5)	Includes stock-based compensation awards with an estimated fair value of $21 million.

See Note 3 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019,

for a description of assets acquired and liabilities assumed in connection with the SCANA Combination.
Results of Operations and Unaudited Pro Forma Information
The impact of the SCANA Combination on Dominion Energy’s operating revenue and net income attributable to Dominion Energy in the Consolidated Statements of Income was an increase of $909 million and a decrease of $102 million for the three months ended June 30, 2019, respectively, and an increase of $1.1 billion and a decrease of $1.2 billion for the six months ended June 30, 2019, respectively.
Dominion Energy incurred merger and integration-related costs of $443 million and $567 million in the Consolidated Statements of Income for the three and six months ended June 30, 2019, respectively. These amounts for both the three and six months ended June 30, 2019 include $423 million for a charge related to a voluntary retirement program. See Note 21 for additional information. Of the remaining merger and integration-related costs, $20 million and $135 million was recorded in other operations and maintenance expense in the Consolidated Statements of Income for the three and six months ended June 30, 2019, respectively, and $9 million was recorded in interest and related charges in the Consolidated Statements of Income for the six months ended June 30, 2019. There were no
such charges recorded in interest and related charges for the three months ended June 30, 2019. During the three and six months ended June 30, 2018, Dominion Energy incurred merger and integration-related costs of $10 million and $14 million, respectively, recorded in other operations and maintenance expense in the Consolidated Statements of Income. These costs consist of professional fees, the charitable contribution commitment described above, employee-related expenses, certain financing costs and other miscellaneous costs.
The following unaudited pro forma financial information reflects the consolidated results of operations of Dominion Energy assuming the SCANA Combination had taken place on January 1, 2018. The unaudited pro forma financial information has been presented for illustrative purposes only and may change as Dominion Energy finalizes its valuation of certain assets acquired and liabilities assumed at the acquisition date. The unaudited pro forma financial information is not necessarily indicative of the consolidated results of operations that would have been achieved or the future consolidated results of operations of the combined company.

	Three Months Ended June 30,		Six Months Ended June 30,
	2019 (1)	2018 (1)	2019 (1)	2018 (1)

(millions, except EPS)

Operating Revenue	$3,970	$3,910	$8,835	$8,546

Net income attributable to Dominion Energy	392	456	962	1,131

Earnings Per Common Share – Basic	$0.49	$0.61	$1.21	$1.51

Earnings Per Common Share – Diluted	$0.47	$0.61	$1.19	$1.51

(1)	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.

Dominion Energy Gas Restructuring
The Dominion Energy Gas Restructuring is considered to be a reorganization of entities under common control. As a result, Dominion Energy Gas’ basis in DCPI and DMLPHCII, which includes the general partner of Dominion Energy Midstream, a controlling
75
% interest in Cove Point, DECG, Dominion Energy Questar Pipeline, a
50
% noncontrolling interest in White River Hub and a
25.93
% noncontrolling interest in Iroquois, is equal to Dominion Energy’s cost basis in the assets and liabilities of such entities since the applicable inception dates of common control. In
November 2019
, following completion of the Dominion Energy Gas Restructuring, DCPI and DMLPHCII are wholly-owned subsidiaries of Dominion Energy Gas and therefore are consolidated by Dominion Energy Gas. The accompanying
Consolidated Financial Statements and related Notes of
Dominion Energy Gas have been retrospectively adjusted to include the historical results and financial position of DCPI and DMLPHCII. The

25
% interest in Cove Point retained by Dominion Energy and the non-Dominion

Energy held interest in Dominion Energy Midstream are reflected as noncontrolling interest.
The Dominion Energy Gas Restructuring includes the disposition of East Ohio and DGP by Dominion Energy Gas, effective November 2019. This restructuring represents a strategic shift in the operations of Dominion Energy Gas as Dominion Energy Gas’ operations will consist of LNG terminalling and storage and regulated gas transmission and storage operations. As a result, the accompanying
Consolidated Financial Statements and Notes of Dominion Energy Gas
have been retrospectively adjusted to include the historical results and financial position of East Ohio and DGP as discontinued operations until November 2019, presented within the Corporate and Other segment. As the Dominion Energy Gas Restructuring is considered to be a reorganization of entities under common control, Dominion Energy Gas will reflect the disposition as an equity transaction in November 2019.
The following table represents selected information regarding the results of operations of East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions)

Operating revenue	$154	$164	$383	$379

Depreciation and amortization	22	19	43	36

Other operating expenses	128	99	277	235

Other income	18	18	37	36

Interest and related charges	8	9	18	17

Income tax expense	3	11	17	26

Net income from discontinued operations	$11	$44	$65	$101

The carrying amounts of major classes of assets and liabilities relating to East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	At June 30, 2019	At December 31, 2018

(millions)

Current assets of discontinued operations (1)	$303	$423

Investments	2	2

Property, plant and equipment, net	3,790	3,669

Regulatory assets	647	711

Other deferred charges and other assets, including goodwill and intangible assets	1,418	1,275

Noncurrent assets of discontinued operations	5,857	5,657

Current liabilities of discontinued operations	1,014	1,262

Long-term debt	1,552	1,300

Deferred income taxes and investment tax credits	733	716

Regulatory liabilities	768	747

Other deferred credits and liabilities	112	108

Noncurrent liabilities of discontinued operations	3,165	2,871
(1) Includes cash and cash equivalents of $4 million and $9 million as of June 30, 2019 and December 31, 2018, respectively.
Capital expenditures and significant noncash items relating to East Ohio included the following:

	Six Months Ended June 30,
	2019	2018

(millions)

Capital expenditures	$168	$157

Significant noncash items
Charge related to a voluntary retirement program	32	—
Accrued capital expenditures	8	10
The following table represents selected information regarding the results of operations of DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions)

Operating revenue	$34	$52	$79	$102

Depreciation and amortization	1	4	2	7

Other operating expenses	12	47	56	94

Income tax expense	6	—	6	—

Net income from discontinued operations	$15	$1	$15	$1

The carrying amounts of major classes of assets and liabilities relating to DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	At June 30, 2019	At December 31, 2018

(millions)

Current assets of discontinued operations (1)	$23	$21
Noncurrent assets of discontinued operations (2)	194	192
Current liabilities of discontinued operations	16	11

Noncurrent liabilities of discontinued operations	12	25
(1) Includes cash and cash equivalents of $8 million and less than a million dollars as of June 30, 2019 and December 31, 2018, respectively.
(2) Primarily property, plant and equipment, net.
Capital expenditures and significant noncash items of DGP included the following:

	Six Months Ended June 30,
	2019	2018

(millions)
Capital expenditures	$8	$3